Consolidated Balance Sheets (Unaudited) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash	$ 245,605	$ 1,879	$ 101,359
Other current assets	74,400	59,027	5,000
Total current assets	320,005	60,906	106,359
Property and equipment, net	758,460	154,497	24,906
Intangibles, net	3,313,894	47,500
Total assets	4,392,359	262,903	131,265
Current liabilities:
Accounts payable	153,473	210,760
Accounts payable-related party	27,073
Bank overdraft		37,616
Accrued liabilities	344,826	189,450	7,903
Related party advances	126,603	100,000
Current portion of notes payable, net of debt discount of $18,557 and $0 for September 30, 2013 and December 31, 2012, respectively	691,443	150,000	250,000
Total current liabilities	1,343,418	687,826	257,903
Long-term portion of notes payable, net of current portion and debt discount of $480,716 and $9,214 for September 30, 2013 and December 31, 2012, respectively	549,284	581,786	110,000
Total liabilities	1,892,702	1,269,612	367,903
Contingencies and commitments
Stockholders' equity (deficit):
Common stock, par value $.001, 650,000,000 shares authorized; 86,527,778 and 75,000,000 issued and outstanding at September 30, 2013 and December 31, 2012, respectively	86,528	75,000	26,016
Additional paid in capital	9,085,015	2,060,417	82,043
Stock Subscription	(527,211)	(434,507)
Accumulated deficit	(6,144,675)	(2,707,619)	(344,697)
Total stockholders' equity (deficit)	2,499,657	(1,006,709)	(236,638)
Total liabilities and stockholders' equity (deficit)	$ 4,392,359	$ 262,903	$ 131,265